Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9,245	$ 21,626
Restricted cash equivalents		460
Accounts receivable, net of allowances of $109 as of December 31, 2022 and December 31, 2021	3,414	2,060
Prepaid expenses	2,514	1,276
Contract assets	1,671	54
Other current assets	859	1,995
Total current assets	17,703	27,471
Restricted cash equivalents, non-current	230	736
Right-of-use assets	8,119	10,291
Property and equipment, net	3,447	6,155
Deferred tax asset	55	2,169
Contract assets, non-current	7,041
Other non-current assets	1,656	2,381
Total assets	38,251	49,203
Current liabilities:
Accounts payable	2,798	3,760
Accrued liabilities	7,462	7,298
Operating lease liabilities	3,282	3,281
Finance lease liabilities	160	1,301
Income tax liability	1,314	2,737
Deferred revenue	5,812	6,042
Convertible note		29,868
Derivative liability		3,488
Notes payable	16,668	29,964
Total current liabilities	37,496	87,739
Operating lease liabilities, net of current portion	5,715	8,611
Finance lease liabilities, net of current portion	128	292
Deferred revenue, net of current portion	7,543	14,959
Notes payable, net of current portion	18,299
Other non-current liabilities	4,295	1,336
Total liabilities	73,476	112,937
Commitments and contingencies (Note 7)
Legacy SoundHound redeemable convertible preferred stock; $0.0001 par value; 0 and 146,218,514 shares authorized; 0 and 106,949,326 shares issued and outstanding, liquidation preference of $0 and $284,826 as of December 31, 2022 and December 31, 2021, respectively		279,503
Legacy SoundHound Common Stock, $0.0001 par value; 250,030,433 shares authorized; 0 and 68,258,556 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively		1
Class A Common Stock, $0.0001 par value; 455,000,000 shares authorized; 160,297,664 and 0 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	16
Class B Common Stock, $0.0001 par value; 44,000,000 shares authorized; 39,735,408 and 0 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	4
Additional paid-in capital	466,857	43,491
Accumulated deficit	(502,102)	(386,729)
Total stockholders’ deficit	(35,225)	(343,237)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	$ 38,251	$ 49,203